Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	$ 317,222		$ 583,478		$ 549,081
Level 3 assets, Total gains (losses) included in net income	21,394	[1]	21,733	[2]	(33,066)	[3]
Level 3 assets, Total gains (losses) included in OCI	17,974		23,227		102,802
Level 3 assets, Transfers into Level 3	71,205		16,260		68,970
Level 3 assets, Transfers out of Level 3	(2,730)		(258,430)		(172,988)
Level 3 liabilities, Balance at beginning of period	(21,854)		(17,544)		(13,211)
Level 3 liabilities, Total gains (losses) included in net income	3,977	[1]	(4,310)	[2]	(4,333)	[3]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Transfers into Level 3
Level 3 liabilities, Transfers out of Level 3
Level 3 assets, Purchases	21,500		41,844
Level 3 assets, Sales	(22,929)		(92,981)
Level 3 assets, Issues
Level 3 assets, Settlements	(33,682)		(17,909)
Level 3 assets, Balance at end of period	389,954		317,222		583,478
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues
Level 3 liabilities, Settlements
Level 3 liabilities, Balance at end of period	(17,877)		(21,854)		(17,544)
Level 3 assets, Purchases, sales, issues and settlements, net					68,679
Level 3 liabilities, Purchases, sales, issues and settlements, net
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	50,422		103,369		123,743
Level 3 assets, Total gains (losses) included in net income	50	[1]	43	[2]	(408)	[3]
Level 3 assets, Total gains (losses) included in OCI	3,082		1,054		(245)
Level 3 assets, Transfers into Level 3	18,576		5,378		804
Level 3 assets, Transfers out of Level 3			(7,892)		(9,283)
Level 3 assets, Sales	(2,251)		(49,623)
Level 3 assets, Issues
Level 3 assets, Settlements	(2,207)		(1,907)
Level 3 assets, Balance at end of period	67,672		50,422		103,369
Level 3 assets, Purchases, sales, issues and settlements, net					(11,242)
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	223,643		225,207		201,275
Level 3 assets, Total gains (losses) included in net income	3,854	[1]	8,719	[2]	(817)	[3]
Level 3 assets, Total gains (losses) included in OCI	11,224		4,191		6,957
Level 3 assets, Transfers into Level 3	52,629		10,882		58,519
Level 3 assets, Transfers out of Level 3			(37,097)		(48,435)
Level 3 assets, Purchases	18,029		24,978
Level 3 assets, Sales	(18,812)		(11,680)
Level 3 assets, Issues
Level 3 assets, Settlements	(30,216)		(1,557)
Level 3 assets, Balance at end of period	260,351		223,643		225,207
Level 3 assets, Purchases, sales, issues and settlements, net					7,708
Residential mortgage-backed securities ("RMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	2,730		80,063		39,124
Level 3 assets, Total gains (losses) included in net income			(1,066)	[2]	(5,817)	[3]
Level 3 assets, Total gains (losses) included in OCI			1,743		12,277
Level 3 assets, Transfers out of Level 3	(2,730)		(56,510)		(4,180)
Level 3 assets, Sales			(8,582)
Level 3 assets, Issues
Level 3 assets, Settlements			(12,918)
Level 3 assets, Balance at end of period			2,730		80,063
Level 3 assets, Purchases, sales, issues and settlements, net					38,659
Asset-backed securities ("ABS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	26,425		40,851		17,776
Level 3 assets, Total gains (losses) included in net income			149	[2]	(6)	[3]
Level 3 assets, Total gains (losses) included in OCI	3,668		252		4,869
Level 3 assets, Transfers out of Level 3			(23,013)		(30,343)
Level 3 assets, Purchases			14,999
Level 3 assets, Sales	(1,866)		(3,856)
Level 3 assets, Issues
Level 3 assets, Settlements	(1,257)		(2,957)
Level 3 assets, Balance at end of period	26,970		26,425		40,851
Level 3 assets, Purchases, sales, issues and settlements, net					48,555
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	303,220		591,359		555,012
Level 3 assets, Total gains (losses) included in net income	3,904	[1]	3,147	[2]	(29,258)	[3]
Level 3 assets, Total gains (losses) included in OCI	17,974		23,227		102,802
Level 3 assets, Transfers into Level 3	71,205		16,260		68,970
Level 3 assets, Transfers out of Level 3	(2,730)		(258,430)		(172,988)
Level 3 assets, Purchases	18,029		39,977
Level 3 assets, Sales	(22,929)		(92,981)
Level 3 assets, Issues
Level 3 assets, Settlements	(33,680)		(19,339)
Level 3 assets, Balance at end of period	354,993		303,220		591,359
Level 3 assets, Purchases, sales, issues and settlements, net					66,821
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	(2,867)	[4]	(3,011)	[5]	(872)
Level 3 assets, Total gains (losses) included in net income	(296)	[1]	(3,153)	[2]	(3,997)	[3]
Level 3 assets, Purchases	3,471		1,867
Level 3 assets, Issues
Level 3 assets, Settlements	(2)		1,430
Level 3 assets, Balance at end of period	306		(2,867)	[4]	(3,011)	[5]
Level 3 assets, Purchases, sales, issues and settlements, net					1,858
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	16,869		(4,870)		(5,059)
Level 3 assets, Total gains (losses) included in net income	17,786	[1]	21,739	[2]	189	[3]
Level 3 assets, Issues
Level 3 assets, Balance at end of period	34,655		16,869		(4,870)
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period			141,869		173,094
Level 3 assets, Total gains (losses) included in net income			(4,698)	[2]	(22,210)	[3]
Level 3 assets, Total gains (losses) included in OCI			15,987		78,944
Level 3 assets, Transfers into Level 3					9,647
Level 3 assets, Transfers out of Level 3			(133,918)		(80,747)
Level 3 assets, Sales			(19,240)
Level 3 assets, Issues
Level 3 assets, Balance at end of period					141,869
Level 3 assets, Purchases, sales, issues and settlements, net					(16,859)
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	(21,854)		(17,544)		(13,211)
Level 3 liabilities, Total gains (losses) included in net income	3,977	[1]	(4,310)	[2]	(4,333)	[3]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Transfers into Level 3
Level 3 liabilities, Transfers out of Level 3
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues
Level 3 liabilities, Settlements
Level 3 liabilities, Balance at end of period	(17,877)		(21,854)		(17,544)
Level 3 liabilities, Purchases, sales, issues and settlements, net

[1]	The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.
[2]	The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.
[3]	The effect to net income totals $(37.4) million and is reported in the Statements of Operations and Comprehensive Income as follows: $(41.2) million in realized capital gains and losses, $8.1 million in net investment income and $(4.3) million in contract benefits.
[4]	Comprises $38 thousand of assets and $2.9 million of liabilities.
[5]	Comprises $469 thousand of assets and $3.5 million of liabilities.